UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Bond Fund

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 96.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.7%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	$272	$269,332
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	337	338,140
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	116	115,921
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	133	132,540
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	183	146,349
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,303	3,250,442
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	153	153,290
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,643	5,559,876
Term Loan, 3.75%, Maturing June 4, 2021	1,197	1,180,114

		$11,146,004

Automotive — 4.3%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$489	$489,132
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,324	2,304,565
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	1,430	1,431,085
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,761	2,744,629
Term Loan, 3.25%, Maturing December 31, 2018	3,333	3,287,418
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	2,419	2,394,748
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	622	621,098
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,625	2,606,250
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	3,981,833
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	500	496,160
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	878	874,413
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	2,269	2,238,109
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,657	2,631,807
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,407	1,403,718
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	648	639,460

		$28,144,425

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$262	$261,781

		$261,781

Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$668	$657,558
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	396	395,010
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	975	960,027
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,494	2,454,251
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	595	590,754
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,848	1,838,052
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,720	3,668,864
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	709	709,655
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	291	292,490

		$11,566,661

Business Equipment and Services — 8.1%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	$2,500	$2,506,220
Allied Security Holdings, LLC
Term Loan, 4.25%, Maturing February 12, 2021	421	414,979
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,031	1,934,338
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	274	271,829
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,330	1,297,411
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	521	511,441
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	478	478,466
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021	375	370,196
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	221	218,989
Ceridian LLC
Term Loan, 4.15%, Maturing May 9, 2017	2,313	2,309,061
Term Loan, 4.50%, Maturing September 15, 2020	2,413	2,388,953
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017	1,132	1,134,615
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	622	623,554
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	236	237,071
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,279	1,259,550
Education Management LLC
Term Loan, 9.25%, Maturing March 29, 2018	1,527	878,073

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	$2,736	$2,724,123
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,693	3,655,760
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	897	898,535
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	485	490,456
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	71	69,877
Term Loan, 4.00%, Maturing November 6, 2020	277	273,156
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	1,023	1,003,575
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	1,774	1,762,465
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019	691	690,970
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	513	503,251
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	767	767,889
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	898	888,211
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	1,355	1,337,017
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,233	1,227,294
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	999	996,426
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	361	346,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	612	606,176
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019	250	239,792
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018	2,578	2,545,683
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019	691	697,298
Sensus USA Inc.
Term Loan, 4.50%, Maturing May 9, 2017	338	330,160
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	1,575	1,554,073
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017	424	423,061
Term Loan, 4.00%, Maturing March 8, 2020	3,203	3,170,910
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	567	568,835
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	2,836	2,797,941
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021	875	874,590
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	52	51,586
Term Loan, 6.00%, Maturing July 28, 2017	264	263,537
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	1,485	1,483,069
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	2,677	2,625,071

		$52,702,033

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 2.7%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	$831	$814,968
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	2,200	2,165,033
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	716	695,702
Term Loan, 3.00%, Maturing January 3, 2021	1,308	1,271,514
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	142	141,890
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020	1,068	1,036,717
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	943	944,926
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021	518	506,125
Term Loan, 3.75%, Maturing June 30, 2021	574	564,773
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021	325	319,516
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020	684	679,469
Term Loan, 4.50%, Maturing May 21, 2020	791	785,390
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017	392	377,496
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021	1,753	1,708,254
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020	4,250	4,143,372
Ziggo B.V.
Term Loan, 2.75%, Maturing January 15, 2022(5)	598	581,768
Term Loan, 3.25%, Maturing January 15, 2022(5)	363	353,735
Term Loan, 3.25%, Maturing January 15, 2022	564	548,921

		$17,639,569

Chemicals and Plastics — 4.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$146	$145,812
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	76	75,655
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020	1,382	1,381,058
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,738	2,685,305
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021	455	454,942
Colouroz Investment 1, GmbH
Term Loan, Maturing September 7, 2021(2)	99	98,682
Term Loan, Maturing September 7, 2021(2)	601	596,943
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	375	371,875
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021	825	824,656
Huntsman International, LLC
Term Loan, 2.70%, Maturing April 19, 2017	1,168	1,149,135
Term Loan, 3.75%, Maturing August 12, 2021	1,250	1,240,625
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018	5,018	4,925,504
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020	199	199,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020	$795	$785,062
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021	1,272	1,269,962
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018	150	150,177
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,373	1,369,818
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	425	426,063
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020	347	341,730
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	495,934
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	958	949,195
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,040	2,021,341
Solenis International, LP
Term Loan, 4.25%, Maturing July 31, 2021	225	221,274
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018	848	851,005
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	741	735,515
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020	2,021	2,009,471
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,164	2,145,299
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020	732	725,358

		$28,646,396

Conglomerates — 0.5%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing June 18, 2021(2)	$1,225	$1,219,386
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	1,577	1,557,194
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	817	811,033

		$3,587,613

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,132	$3,059,292
Term Loan, 3.75%, Maturing January 6, 2021	2,184	2,138,503
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021	274	272,598
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,646	1,652,437
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018	2,924	2,897,757
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	285	283,529

		$10,304,116

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019	$289	$287,967
Term Loan, 4.50%, Maturing September 3, 2021	475	475,178

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	$720	$711,355
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,124	1,064,366

		$2,538,866

Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	$196	$194,199
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	301	302,912
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	249	246,807
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	1,436	1,433,495
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	4,825	4,743,549
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	2,487	2,463,749
Term Loan, 3.75%, Maturing December 11, 2019	853	844,570
Term Loan, 3.75%, Maturing August 5, 2020	2,190	2,166,864
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017	2,291	2,261,618

		$14,657,763

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$4,181	$4,085,630
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	549	555,826

		$4,641,456

Electronics/Electrical — 8.8%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	$347	$344,118
Answers Corporation
Term Loan, 7.75%, Maturing December 20, 2018	481	485,461
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,546	1,551,846
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	7,082	7,027,235
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	1,485	1,460,871
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	450	454,500
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	473	468,490
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	718	713,108
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	405	393,300
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	310	307,049
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	971	960,703
Term Loan, 4.50%, Maturing April 29, 2020	5,757	5,721,961
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,219	1,206,585
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	307	302,948

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Evergreen Skills Lux S.a.r.l.
Term Loan, 5.75%, Maturing April 28, 2021	$1,500	$1,482,499
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	514	514,880
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020	322	318,479
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	488	491,461
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,278	1,260,497
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	3,235	3,195,484
GXS Group, Inc.
Term Loan, 3.25%, Maturing January 16, 2021	596	590,104
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	966	965,431
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	241	236,657
Term Loan, 3.75%, Maturing June 3, 2020	5,025	4,917,729
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	324	327,227
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,750	1,754,240
MH Sub I, LLC
Term Loan, 4.34%, Maturing July 8, 2021(5)	51	51,262
Term Loan, 5.00%, Maturing July 8, 2021	472	470,427
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	577	571,087
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,213	1,193,549
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	350	349,125
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	473	464,059
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	216	216,120
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,676	3,586,342
Sensata Technologies B.V.
Term Loan, 3.25%, Maturing May 12, 2019	599	596,893
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	448	448,123
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	226	228,679
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	370	367,225
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	992	979,369
Southwire Company
Term Loan, 3.25%, Maturing February 10, 2021	249	246,107
SS&C Technologies Holdings Europe S.a.r.l
Term Loan, 3.25%, Maturing June 7, 2019	37	36,408
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	353	351,948
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	549	548,282
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,263	1,269,983
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,096	2,097,124

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	$599	$596,405
VeriFone Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,995	1,992,506
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	484	480,825
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	2,672	2,657,093
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	445	444,402

		$57,696,206

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	$1,625	$1,610,019
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,458	1,450,130

		$3,060,149

Financial Intermediaries — 4.3%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	$297	$295,515
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,360	1,353,342
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,019	1,010,311
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	270	266,236
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	500	492,438
Term Loan, 3.65%, Maturing March 23, 2018	3,455	3,393,347
Term Loan, 3.65%, Maturing September 24, 2018	1,125	1,104,609
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	2,764	2,733,066
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	869	866,702
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	266	266,979
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,191	1,173,110
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	593	583,242
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,906	1,886,671
Medley LLC
Term Loan, 6.50%, Maturing May 15, 2019	425	422,875
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	647	643,264
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	222	218,093
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	2,765	2,761,259
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	75	74,996
Term Loan, 6.25%, Maturing September 4, 2018	446	447,728
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	2,598	2,558,797
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	634	607,852
PGX Holdings, Inc.
Term Loan, Maturing September 18, 2020(2)	400	398,500

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	$1,581	$1,559,949
TransFirst Holdings, Inc.
Term Loan, 4.25%, Maturing December 27, 2017	850	847,000
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	397	399,481
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,145	2,068,583

		$28,433,945

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$2,609	$2,611,595
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,978	1,912,388
Charger OpCo B.V.
Term Loan, Maturing July 23, 2021(2)	1,600	1,564,000
CSM Bakery Solutions LLC
Term Loan, 5.00%, Maturing July 3, 2020	545	539,226
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021	948	887,726
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	1,119	1,108,181
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	710	706,050
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	5,481	5,423,079
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	547	546,224
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,581,768
Term Loan, 3.75%, Maturing September 18, 2020	965	955,598
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,661,038
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	421	413,080
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021	374	370,815

		$23,280,768

Food Service — 2.4%
Aramark Corporation
Term Loan, 3.66%, Maturing July 26, 2016	$48	$48,030
Term Loan, 3.66%, Maturing July 26, 2016	216	214,549
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020	174	173,796
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)	83	83,191
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019	1,005	1,003,370
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021	995	967,638
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021	448	444,246
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021	3,299	3,213,808
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,669	1,657,677
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,310	1,270,781

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	$293	$291,805
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019	192	187,551
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	148	145,471
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	3,432	3,421,913
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,251	2,506,948

		$15,630,774

Food/Drug Retailers — 2.7%
Albertson’s Holdings LLC
Term Loan, 4.00%, Maturing August 25, 2019	$1,675	$1,664,531
Term Loan, 4.50%, Maturing August 25, 2021	675	672,399
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	620	618,793
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,911	2,864,583
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	4,675	4,610,134
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	221	221,235
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	1,259	1,244,683
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	253,985
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	5,371	5,286,444

		$17,436,787

Health Care — 9.2%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	$675	$674,148
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,627	1,617,183
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	642	640,273
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019	672	672,795
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	474	469,815
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	708	711,308
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	221	222,536
Biomet Inc.
Term Loan, 3.65%, Maturing July 25, 2017	4,187	4,164,952
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	91	89,841
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	1,057	1,052,556
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	5,881	5,871,414
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	502	500,554
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	750	742,500
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,095	2,074,622

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017	$1,370	$1,362,331
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,375	2,356,303
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	275	272,763
Term Loan, 4.25%, Maturing August 31, 2020	914	906,085
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	2,761	2,769,799
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021	3,184	3,132,703
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018	421	416,499
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	796	794,884
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,334,678
Term Loan, 7.75%, Maturing May 15, 2018	331	330,871
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,297	1,273,131
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021	998	981,914
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,327	1,312,246
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	398	384,585
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	875	863,334
Term Loan, 3.50%, Maturing March 19, 2021	2,015	1,987,485
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	180	179,412
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,372	1,371,552
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	283	284,434
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	206	204,477
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	348	347,016
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,409	1,410,065
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,439	1,439,125
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,045	2,025,385
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	2,825	2,804,680
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,787	2,768,237
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	892	888,100
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	1,272	1,274,197
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	433	432,203
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	433	432,970
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	175	173,141
Term Loan, 3.75%, Maturing June 1, 2018	900	892,102

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	$1,461	$1,455,055
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	682	682,418
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	809	794,402
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	198	195,957

		$60,039,036

Home Furnishings — 0.9%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	$149	$147,384
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,382	3,361,359
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,288	2,264,887

		$5,773,630

Industrial Equipment — 3.1%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	$154	$152,704
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	3,797	3,673,779
Delachaux S.A.
Term Loan, Maturing September 25, 2021(2)	400	402,000
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,718	2,724,983
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020	174	173,904
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,089	1,069,194
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020	1,811	1,783,349
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021	1,550	1,547,094
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,818	1,796,699
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021	199	198,065
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020	296	294,780
NN, Inc.
Term Loan, 6.00%, Maturing August 13, 2021	500	501,562
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	428	428,206
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,772	2,732,729
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021	771	764,065
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019	516	508,418
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	199	199,218
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	806	801,372
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	274	271,801

		$20,023,922

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	$1,701	$1,698,121
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	2,319	2,319,286
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	546	540,962
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	5,631	5,610,919
Term Loan, 4.25%, Maturing July 8, 2020	543	535,261
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	675	685,125
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	272	251,195
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	484	480,668
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	467	459,991
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	2,006	1,969,059
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,293	2,255,576

		$16,806,163

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	$1,281	$1,266,762
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	597	595,132
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,577,805
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	1,724	1,707,069
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	818	814,709
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	125	124,531
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	593	593,762
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	990	980,707
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	222	221,550
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	510	504,782
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	171	169,730
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	1,671	1,654,104
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	2,503	2,465,185
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	639	630,802
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,486	1,407,868
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	945	929,032
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	769	669,193
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	247	243,635

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	$2,031	$1,963,472
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,454	3,413,334

		$21,933,164

Lodging and Casinos — 3.0%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$2,125	$2,101,094
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	286	282,493
Caesars Entertainment Operating Company
Term Loan, 6.99%, Maturing March 1, 2017	785	716,868
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	500	495,595
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	396	389,565
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	89	90,441
Term Loan, 5.50%, Maturing November 21, 2019	208	211,030
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	7,654	7,546,949
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021	716	707,590
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,916	1,885,939
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	472	467,169
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	1,289	1,273,363
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021	424	423,408
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	1,886	1,880,741
Term Loan, Maturing September 17, 2021(2)	625	612,891
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	223	218,852

		$19,303,988

Nonferrous Metals/Minerals — 2.1%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,404	$1,263,263
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,425	2,223,276
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017	248	247,809
Term Loan, 4.50%, Maturing September 5, 2019	2,230	2,230,817
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	846	845,327
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	488	476,125
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,654	2,633,878
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,219	1,218,589
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	2,603	2,306,809

		$13,445,893

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Oil and Gas — 3.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,198	$2,197,922
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,025	1,026,110
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	725	727,115
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,259	1,275,010
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	800	773,500
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	1,002,791
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	644	637,570
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	425	427,302
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,694	1,664,349
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,217	3,202,770
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	434	434,248
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	650	619,125
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	216	214,201
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,425	1,387,772
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,458	2,341,997
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	349	346,943
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	23	22,371
Term Loan, 4.25%, Maturing December 16, 2020	61	59,985
Term Loan, 4.25%, Maturing December 16, 2020	438	431,216
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	78	77,114
Term Loan, 4.25%, Maturing September 25, 2019	128	126,250
Term Loan, 4.25%, Maturing October 1, 2019	967	952,774
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,471	1,468,288
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,879	1,874,079

		$23,290,802

Publishing — 2.1%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	$394	$394,903
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	819	822,395
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,812	3,496,694
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,047	1,042,793
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,566	4,394,915
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	358	359,473
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	635	629,725

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	$337	$340,398
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	224	221,776
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 3, 2014(6)	302	249,175
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	371	374,344
ProQuest LLC
Term Loan, Maturing October 24, 2021(2)	500	500,157
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	543	546,166
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021	668	658,239

		$14,031,153

Radio and Television — 1.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$325	$324,187
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016	4	3,793
Term Loan, 6.90%, Maturing January 30, 2019	453	433,202
Term Loan, 7.65%, Maturing July 30, 2019	146	142,739
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,678	2,637,369
Entercom Radio, LLC
Term Loan, 4.05%, Maturing November 23, 2018	175	174,612
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	2,294	2,258,490
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	175	173,559
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	223	223,673
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	428	422,079
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	486	478,644
Raycom TV Broadcasting, Inc.
Term Loan, 3.75%, Maturing August 4, 2021	437	438,137
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	222	218,250
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	369,063
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020	2,761	2,712,501
Term Loan, 4.00%, Maturing March 2, 2020	493	483,820

		$11,494,118

Retailers (Except Food and Drug) — 5.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$1,270	$1,262,385
B.C. Unlimited Liability Company
Term Loan, Maturing September 24, 2021(2)	4,700	4,669,972
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	1,509	1,493,089
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing July 17, 2021	375	372,498
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,175	2,126,786

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	$597	$581,105
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	319	315,329
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,658	1,659,079
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	2,336	2,340,490
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,920	1,827,179
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,091	2,014,874
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	950	947,020
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	5,498	5,398,673
Term Loan, 4.00%, Maturing January 28, 2020	650	643,012
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	2,705	2,662,337
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019	737	725,724
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	221	220,372
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,468	1,457,721
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,144	955,449
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	349	342,143
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing March 30, 2018	833	833,990
Term Loan, 4.25%, Maturing August 7, 2019	270	269,612
Term Loan, Maturing October 1, 2021(2)	1,450	1,442,750
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	348	346,509
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	917	903,602
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,017	981,707

		$36,793,407

Steel — 1.9%
Essar Steel Algoma, Inc.
Term Loan, 12.25%, Maturing November 15, 2014	$516	$517,667
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	4,550	4,462,823
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,321	1,320,253
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	3,131	3,116,327
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	694	691,047
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	1,489	1,464,093
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	1,066	1,065,659

		$12,637,869

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	$1,000	$995,000
Term Loan, 3.00%, Maturing March 11, 2018	1,133	1,101,860
Term Loan, 3.75%, Maturing March 12, 2018	884	870,250
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,020	1,003,939
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	771	769,920

		$4,740,969

Telecommunications — 2.5%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	$197	$195,153
Ciena Corp.
Term Loan, 3.75%, Maturing July 15, 2019	2,500	2,478,125
Crown Castle Operating Company
Term Loan, 3.00%, Maturing January 31, 2021	1,841	1,819,414
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,683,699
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	698	701,741
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	1,122	1,100,679
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	643,793
Term Loan, 4.00%, Maturing April 23, 2019	864	850,886
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,798	3,746,610
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	441	436,720

		$16,656,820

Utilities — 3.0%
Calpine Construction Finance Company, L.P.
Term Loan, 3.25%, Maturing May 3, 2020	$568	$551,133
Term Loan, 3.25%, Maturing January 31, 2022	594	578,920
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	460	457,757
Term Loan, 4.00%, Maturing April 1, 2018	2,750	2,738,028
Term Loan, 4.00%, Maturing October 9, 2019	417	413,674
Term Loan, 4.00%, Maturing October 30, 2020	223	221,598
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	532	528,629
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	329	329,197
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	249	251,089
Energy Future Intermediate Holding Company LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,125	1,121,484
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	996	993,359
Term Loan, 4.25%, Maturing December 31, 2019	296	295,387
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	321	318,386
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	4,321	4,248,486
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	8	8,018
Term Loan, 4.25%, Maturing May 6, 2020	154	150,923

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Southcross Energy Partners, L.P.
Term Loan, 5.25%, Maturing August 4, 2021	$499	$499,997
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing August 4, 2021	299	299,063
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	1,172	1,176,946
TPF II LC LLC
Term Loan, Maturing September 11, 2021(2)	975	975,000
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,739	3,713,623

		$19,870,697

Total Senior Floating-Rate Interests (identified cost $636,970,158)		$628,216,943

Corporate Bonds & Notes — 1.6%

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)	$500	$506,250

		$506,250

Chemicals and Plastics — 0.4%
Hexion US Finance Corp.
6.625%, 4/15/20	$1,475	$1,489,750
Ineos Finance PLC
8.375%, 2/15/19(7)	575	617,406
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)	653	688,915

		$2,796,071

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,968,312
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)	225	230,625

		$2,198,937

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(7)	$423	$449,438

		$449,438

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,081,500

		$1,081,500

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(8)	$39	$27,745

		$27,745

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	$1,125	$866,250
9.00%, 2/15/20	625	481,250

		$1,347,500

Security	Principal Amount (000’s omitted)	Value
Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19	$181	$183,036
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	412,800

		$595,836

Telecommunications — 0.0%(4)
Wind Acquisition Finance SA
6.50%, 4/30/20(7)	$250	$261,563

		$261,563

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(7)	$1,178	$1,292,855

		$1,292,855

Total Corporate Bonds & Notes (identified cost $10,583,577)		$10,557,695

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(8)(9)	24	$23,944

		$23,944

Automotive — 0.1%
Dayco Products, LLC(8)	15,250	$831,125

		$831,125

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(8)(9)	776	$3,104

		$3,104

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(8)(9)	41,797	$407,522
Tropicana Entertainment, Inc.(8)(9)	71,982	1,209,297

		$1,616,819

Publishing — 0.2%
ION Media Networks, Inc.(3)(8)	399	$134,124
MediaNews Group, Inc.(8)(9)	45,600	1,470,604

		$1,604,728

Total Common Stocks (identified cost $2,372,368)		$4,079,720

Total Investments — 98.4% (identified cost $649,926,103)		$642,854,358

Less Unfunded Loan Commitments — (0.1)%		$(759,193)

Net Investments — 98.3% (identified cost $649,166,910)		$642,095,165

Other Assets, Less Liabilities — 1.7%		$11,385,471

Net Assets — 100.0%		$653,480,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after September 30, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $4,459,852 or 0.7% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$649,078,095

Gross unrealized appreciation	$2,966,940
Gross unrealized depreciation	(9,949,870)

Net unrealized depreciation	$(6,982,930)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$627,228,210	$229,540	$627,457,750
Corporate Bonds & Notes	—	10,529,950	27,745	10,557,695
Common Stocks	1,209,297	2,301,729	568,694	4,079,720
Total Investments	$1,209,297	$640,059,889	$825,979	$642,095,165

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2014 is not presented.

At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
Honeywell International, Inc.	566	$52,706
United Technologies Corp.	557	58,819

		$111,525

Air Freight & Logistics — 2.1%
C.H. Robinson Worldwide, Inc.	1,850	$122,692

		$122,692

Banks — 12.4%
Bank of America Corp.	9,646	$164,464
Citigroup, Inc.	3,527	182,769
JPMorgan Chase & Co.	2,468	148,672
PNC Financial Services Group, Inc. (The)	1,013	86,693
Regions Financial Corp.	6,440	64,658
SunTrust Banks, Inc.	1,551	58,984
Wells Fargo & Co.	87	4,513

		$710,753

Biotechnology — 0.9%
Gilead Sciences, Inc.(1)	504	$53,651

		$53,651

Capital Markets — 2.4%
Affiliated Managers Group, Inc.(1)	336	$67,321
Invesco, Ltd.	1,767	69,761

		$137,082

Chemicals — 2.5%
LyondellBasell Industries NV, Class A	510	$55,417
Syngenta AG ADR	1,400	88,718

		$144,135

Communications Equipment — 2.9%
QUALCOMM, Inc.	1,079	$80,677
Telefonaktiebolaget LM Ericsson ADR	6,775	85,297

		$165,974

Consumer Finance — 1.5%
American Express Co.	176	$15,407
Discover Financial Services	1,135	73,083

		$88,490

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	2,886	$144,271

		$144,271

Electric Utilities — 2.5%
NextEra Energy, Inc.	1,515	$142,228

		$142,228

Electrical Equipment — 1.3%
Emerson Electric Co.	1,224	$76,598

		$76,598

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	4,245	$82,098

		$82,098

1

Security	Shares	Value
Food & Staples Retailing — 3.7%
CVS Health Corp.	1,493	$118,828
Kroger Co. (The)	1,751	91,052

		$209,880

Food Products — 1.0%
Nestle SA	785	$57,690

		$57,690

Health Care Equipment & Supplies — 1.9%
Covidien PLC	547	$47,321
Stryker Corp.	755	60,966

		$108,287

Insurance — 4.4%
ACE, Ltd.	746	$78,233
MetLife, Inc.	1,970	105,829
XL Group PLC	1,972	65,411

		$249,473

Internet Software & Services — 1.4%
Google, Inc., Class C(1)	143	$82,562

		$82,562

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	855	$104,053

		$104,053

Machinery — 1.9%
Caterpillar, Inc.	1,107	$109,626

		$109,626

Media — 2.1%
Comcast Corp., Class A	1,376	$74,001
Walt Disney Co. (The)	549	48,878

		$122,879

Multi-Utilities — 3.4%
PG&E Corp.	2,050	$92,332
Sempra Energy	971	102,324

		$194,656

Oil, Gas & Consumable Fuels — 15.1%
Anadarko Petroleum Corp.	677	$68,675
Chevron Corp.	1,290	153,922
ConocoPhillips	1,565	119,754
Devon Energy Corp.	1,480	100,906
Exxon Mobil Corp.	1,596	150,104
Occidental Petroleum Corp.	2,220	213,453
Phillips 66	693	56,348

		$863,162

Paper & Forest Products — 1.3%
International Paper Co.	1,506	$71,896

		$71,896

Pharmaceuticals — 8.9%
Eli Lilly & Co.	2,419	$156,872
Merck & Co., Inc.	2,834	168,000
Roche Holding AG PC	375	110,739
Sanofi	642	72,591

		$508,202

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 5.4%
Equity Residential	1,003	$61,765
Public Storage, Inc.	666	110,449
Simon Property Group, Inc.	837	137,620

		$309,834

Road & Rail — 1.1%
CSX Corp.	1,964	$62,966

		$62,966

Software — 2.2%
Microsoft Corp.	2,702	$125,265

		$125,265

Specialty Retail — 3.2%
Home Depot, Inc. (The)	1,086	$99,630
TJX Cos., Inc. (The)	1,364	80,708

		$180,338

Tobacco — 3.8%
Altria Group, Inc.	2,787	$128,035
Reynolds American, Inc.	1,562	92,158

		$220,193

Total Common Stocks (identified cost $4,464,660)		$5,560,459

Total Investments — 97.0% (identified cost $4,464,660)		$5,560,459

Other Assets, Less Liabilities — 3.0%		$174,044

Net Assets — 100.0%		$5,734,503

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,575,244

Gross unrealized appreciation	$1,024,091
Gross unrealized depreciation	(38,876)

Net unrealized appreciation	$985,215

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$303,217	$—		$—	$303,217
Consumer Staples	430,073	57,690		—	487,763
Energy	863,162	—		—	863,162
Financials	1,495,632	—		—	1,495,632
Health Care	590,863	183,330		—	774,193
Industrials	483,407	—		—	483,407
Information Technology	455,899	—		—	455,899
Materials	216,031	—		—	216,031
Telecommunication Services	144,271	—		—	144,271
Utilities	336,884	—		—	336,884
Total Common Stocks	$5,319,439	$241,020	*	$—	$5,560,459
Total Investments	$5,319,439	$241,020		$—	$5,560,459

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

VT Bond Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 16.9%

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 2.1%
Western Union Co. (The), 6.20%, 11/17/36	$404	$417,354

		$417,354

Computers — 3.4%
Dell, Inc., 5.40%, 9/10/40	$654	$582,060
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	121	90,750

		$672,810

Diversified Financial Services — 0.5%
Naviant, LLC, 5.625%, 8/1/33	$115	$97,175

		$97,175

Home Builders — 0.5%
MDC Holdings, Inc., 6.00%, 1/15/43	$107	$98,440

		$98,440

Insurance — 1.0%
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	$200	$192,500

		$192,500

Iron & Steel — 0.7%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$190	$134,900

		$134,900

Mining — 1.0%
Alcoa, Inc., 5.95%, 2/1/37	$200	$201,978

		$201,978

Oil & Gas — 1.4%
Rowan Cos., Inc., 5.40%, 12/1/42	$305	$286,971

		$286,971

Pipelines — 2.5%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	$240	$243,600
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)	240	244,500

		$488,100

Retail — 1.8%
JC Penney Corp., Inc., 6.375%, 10/15/36	$465	$363,863

		$363,863

Telecommunications — 2.0%
Avaya, Inc., 10.50%, 3/1/21(1)	$330	$290,400
Sprint Capital Corp., 6.875%, 11/15/28	100	96,000

		$386,400

Total Corporate Bonds & Notes (identified cost $3,377,143)		$3,340,491

1

Foreign Corporate Bonds — 12.1%

Security	Principal Amount (000’s omitted)*		Value
Banks — 3.9%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	720	$572,262
Royal Bank of Scotland Group PLC, 5.125%, 5/28/24		200	196,935

			$769,197

Engineering & Construction — 1.0%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		200	$206,000

			$206,000

Mining — 1.9%
Barrick Gold Corp., 5.25%, 4/1/42		205	$188,828
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		105	96,590
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		110	96,030

			$381,448

Miscellaneous Manufacturing — 2.1%
Bombardier, Inc., 7.45%, 5/1/34(1)		400	$406,000

			$406,000

Oil & Gas — 0.7%
Pacific Drilling SA, 5.375%, 6/1/20(1)		155	$142,600

			$142,600

Telecommunications — 2.5%
Axtel SAB de CV, 8.00% to 1/31/15, 1/31/20(1)(3)		100	$99,500
Telecom Italia Capital SA, 6.00%, 9/30/34		195	191,831
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		200	196,260

			$487,591

Total Foreign Corporate Bonds (identified cost $2,436,636)			$2,392,836

Foreign Government Bonds — 7.0%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.5%
Republic of Brazil, 12.50%, 1/5/16	BRL	250	$103,922

			$103,922

Mexico — 3.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,520	$619,496

			$619,496

Supranational — 3.4%
European Bank for Reconstruction & Development, 6.00%, 3/3/16	INR	23,900	$385,879
International Finance Corp., 8.25%, 6/10/21		15,000	266,281

			$652,160

Total Foreign Government Bonds (identified cost $1,395,830)			$1,375,578

2

Convertible Bonds — 9.8%

Security	Principal Amount (000’s omitted)	Value
Home Builders — 7.9%
KB Home, 1.375%, 2/1/19	$400	$387,000
Lennar Corp., 3.25%, 11/15/21(1)	230	395,025
Ryland Group, Inc. (The), 0.25%, 6/1/19	530	487,600
Standard Pacific Corp., 1.25%, 8/1/32	255	288,469

		$1,558,094

Machinery – Diversified — 1.0%
Chart Industries, Inc., 2.00%, 8/1/18	$165	$191,915

		$191,915

Telecommunications — 0.9%
Ciena Corp., 3.75%, 10/15/18(1)	$155	$181,350

		$181,350

Total Convertible Bonds (identified cost $1,987,852)		$1,931,359

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	$205	$204,939

Total Asset-Backed Securities (identified cost $204,956)		$204,939

Commercial Mortgage-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)(4)	$100	$84,577
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(1)(4)	100	86,236

Total Commercial Mortgage-Backed Securities (identified cost $167,435)		$170,813

Senior Floating-Rate Interests — 1.0%(5)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 1.0%
AlixPartners, LLP, Term Loan - Second Lien, 7/10/21(6)	$200	$202,833

Total Senior Floating-Rate Interests (identified cost $204,000)		$202,833

Tax-Exempt Investments — 0.2%
Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$235	$32,888

Total Tax-Exempt Investments (identified cost $31,269)		$32,888

3

U.S. Treasury Obligations — 33.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes, 2.25%, 1/31/15	$6,500	$6,547,736

Total U.S. Treasury Obligations (identified cost $6,548,148)		$6,547,736

Common Stocks — 11.4%

Security	Shares	Value
Banks — 1.5%
Bank of America Corp.	5,906	$100,697
Regions Financial Corp.	19,436	195,138

		$295,835

Chemicals — 0.5%
Arkema SA	1,355	$90,798

		$90,798

Health Care – Services — 1.0%
Amsurg Corp.(7)	1,910	$95,595
Humana, Inc.	757	98,630

		$194,225

Machinery – Construction & Mining — 1.5%
Caterpillar, Inc.	2,950	$292,139

		$292,139

Media — 0.5%
Walt Disney Co. (The)	1,127	$100,337

		$100,337

Mining — 0.5%
Freeport-McMoRan, Inc.	3,048	$99,517

		$99,517

Miscellaneous Manufacturing — 0.7%
Ingersoll-Rand PLC	2,515	$141,745

		$141,745

Oil & Gas — 0.5%
Occidental Petroleum Corp.	1,025	$98,554

		$98,554

Pharmaceuticals — 0.5%
Eli Lilly & Co.	1,517	$98,377

		$98,377

Pipelines — 1.5%
Kinder Morgan, Inc.	7,759	$297,480

		$297,480

Real Estate Investment Trusts (REITs) — 0.2%
American Realty Capital Properties, Inc.	3,980	$47,999

		$47,999

Semiconductors — 0.5%
Intel Corp.	2,907	$101,222

		$101,222

4

Security	Shares	Value
Telecommunications — 2.0%
Corning, Inc.	9,775	$189,048
Telefonaktiebolaget LM Ericsson ADR	15,649	197,021

		$386,069

Total Common Stocks (identified cost $2,293,905)		$2,244,297

Convertible Preferred Stocks — 3.7%

Security	Shares	Value
Foods — 1.4%
Post Holdings, Inc., 2.50%(1)	1,940	$138,225
Post Holdings, Inc., 5.25%	1,800	138,105

		$276,330

Health Care – Products — 0.2%
Alere, Inc., 3.00%	140	$45,010

		$45,010

Iron & Steel — 0.6%
Cliffs Natural Resources, Inc., 7.00%	10,865	$120,955

		$120,955

Oil & Gas — 0.5%
SandRidge Energy, Inc., 8.50%	1,000	$95,125

		$95,125

Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., Series J, 4.50%	3,200	$191,200

		$191,200

Total Convertible Preferred Stocks (identified cost $791,288)		$728,620

Preferred Stocks — 1.5%

Security	Shares	Value
Diversified Financial Services — 1.0%
SLM Corp., 1.934%(8)	2,700	$191,194

		$191,194

Real Estate Investment Trusts (REITs) — 0.5%
Ventas Realty LP/Ventas Capital Corp., 5.45%	4,200	$101,178

		$101,178

Total Preferred Stocks (identified cost $296,511)		$292,372

Total Investments — 98.6% (identified cost $19,734,973)		$19,464,762

Other Assets, Less Liabilities — 1.4%		$273,075

Net Assets — 100.0%		$19,737,837

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

COMM	-	Commercial Mortgage Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

NPFG	-	National Public Finance Guaranty Corp.

SCFT	-	SpringCastle America Funding, LLC

BRL	-	Brazilian Real

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

During the fiscal year to date ended September 30, 2014, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $78.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $2,958,982 or 15.0% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Multi-step coupon bond. Interest rate represents the rate in effect at September 30, 2014.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2014.

(5)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)	This Senior Loan will settle after September 30, 2014, at which time the interest rate will be determined.

(7)	Non-income producing security.

(8)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	77.7%	$15,358,629
Mexico	4.7	924,996
Supranational	3.3	652,160
Canada	3.0	594,828
New Zealand	2.9	572,262
Brazil	1.5	300,182
Sweden	1.0	197,021
United Kingdom	1.0	196,935
Australia	1.0	192,620
Ireland	1.0	192,500
Italy	1.0	191,831
France	0.5	90,798

Total Investments	98.6%	$19,464,762

6

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	88.3%	$17,426,124
Indian Rupee	3.3	652,160
Mexican Peso	3.1	619,496
New Zealand Dollar	2.9	572,262
Brazilian Real	0.5	103,922
Euro	0.5	90,798

Total Investments	98.6%	$19,464,762

Eaton Vance VT Bond Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 15, 2014. The Fund’s investment objective is total return.

Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the

7

model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,742,032

Gross unrealized appreciation	$45,857
Gross unrealized depreciation	(323,127)

Net unrealized depreciation	$(277,270)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Corporate Bonds & Notes	$—	$3,340,491		$—	$3,340,491
Foreign Corporate Bonds	—	2,392,836		—	2,392,836
Foreign Government Bonds	—	1,375,578		—	1,375,578
Convertible Bonds	—	1,931,359		—	1,931,359
Asset-Backed Securities	—	204,939		—	204,939
Commercial Mortgage-Backed Securities	—	170,813		—	170,813
Senior Floating-Rate Interests	—	202,833		—	202,833
Tax-Exempt Investments	—	32,888		—	32,888
U.S. Treasury Obligations	—	6,547,736		—	6,547,736
Common Stocks	2,153,499	90,798	*	—	2,244,297
Convertible Preferred Stocks	—	728,620		—	728,620
Preferred Stocks	101,178	191,194		—	292,372
Total Investments	$2,254,677	$17,210,085		$—	$19,464,762

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014